Employee Compensation Costs (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Disclosure Of Detailed Information About Employee Compensation Costs

	2019	2018	2017
	RMB	RMB	RMB
Wages, salaries and allowances	101,815	95,761	82,835
Social security costs	52,503	48,630	42,868

	154,318	144,391	125,703